Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Reserve For Share-Based Payments	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Beginning balance, shares at Dec. 31, 2017	43,755,765
Beginning balance, amount at Dec. 31, 2017	$ 66,328	$ 1,101	$ (1,995)	$ (46,054)	$ 19,380
Common share buy-back under normal course issuer bid, shares	(104,800)
Common share buy-back under normal course issuer bid, amount	$ (21)				(21)
Property acquisition, shares	20,000
Property acquisition, amount	$ 4				4
Share issue expenses	(6)				(6)
Share-based payments		118			118
Cancellation and expiration of stock options		(407)		407	0
Expiration of finders fee warrants		(70)		70	0
Other comprehensive income (loss): Foreign currency translation adjustment		(8)	(1,258)		(1,266)
Net loss for the year				(1,125)	(1,125)
Ending balance, shares at Dec. 31, 2018	43,670,965
Ending balance, amount at Dec. 31, 2018	$ 66,305	734	(3,253)	(46,702)	17,084
Impact of adopting IFRS 16				(10)	(10)
Balance, January 1, 2019, shares	43,670,965
Balance, January 1, 2019, amount	$ 66,305	734	(3,253)	(46,712)	17,074
Private placement, net of share issue costs, shares	4,745,971
Private placement, net of share issue costs, amount	$ 1,084				1,084
Property acquisition, shares	115,000
Property acquisition, amount	$ 23				23
Share issue expenses	(93)				(93)
Finders fee warrants	(32)	32			0
Share-based payments		120			120
Cancellation and expiration of stock options		(155)		155	0
Expiration of finders fee warrants		(22)		22	0
Other comprehensive income (loss): Foreign currency translation adjustment			756		756
Net loss for the year				(1,043)	(1,043)
Ending balance, shares at Dec. 31, 2019	48,531,936
Ending balance, amount at Dec. 31, 2019	$ 67,287	709	(2,497)	(47,578)	17,921
Private placement, net of share issue costs, shares	21,000,000
Private placement, net of share issue costs, amount	$ 6,373				6,373
Exercise of stock options, shares	576,000
Exercise of stock options, amount	$ 239	(98)			138
Exercise of share appreciation rights, shares	143,303
Exercise of share appreciation rights, amount	$ 59	(49)		(10)	0
Share issue expenses	(233)				(233)
Finders fee warrants	(127)	127			0
Share-based payments		170			170
Cancellation and expiration of stock options		(38)		38	0
Other comprehensive income (loss): Foreign currency translation adjustment			453		453
Net loss for the year				(1,708)	(1,708)
Ending balance, shares at Dec. 31, 2020	70,251,239
Ending balance, amount at Dec. 31, 2020	$ 73,595	$ 821	$ (2,044)	$ (49,258)	$ 23,114